Financial assets and liabilities - Summary of Changes in the Contingent Consideration Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Contingent Consideration Provision [Roll Forward]
Remeasurement of contingent consideration		$ 4,625	$ 9,693	$ (8,771)
Proceeds from issue of shares		$ 161,205	$ 65,406	$ 88,635
Expected Term	12 months
Liabilities at FVTPL | Contingent consideration
Contingent Consideration Provision [Roll Forward]
Expected Term		12 months
Ordinary shares
Contingent Consideration Provision [Roll Forward]
Ordinary shares (in shares)		1,279,967,187	1,141,784,114	814,204,825	650,454,551
Ordinary shares | Osiris Therapeutics, Inc.
Contingent Consideration Provision [Roll Forward]
Ordinary shares (in shares)	10,228,239
Proceeds from issue of shares	$ 20,000
Level 3
Contingent Consideration Provision [Roll Forward]
Opening balance		$ 26,892	$ 17,199
Reclassification during the period			0
Amount paid during the period		(20,000)
Remeasurement of contingent consideration		14,887	9,693
Closing balance		21,779	$ 26,892	$ 17,199
Remeasurement of contingent consideration, changes in key assumptions		4,600
Remeasurement of contingent consideration, milestone payment		$ 10,300